Derivatives (Details Narrative) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) Vessels	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Vessels
A. Interest rate swaps that meet the criteria for hedge accounting:
Estimated reclassification from accumulated OCI to earnings	$ 27,872
Notional amount outstanding	841,119		$ 904,627
Interest Rate Fair Value Hedge Derivative at Fair Value Net	43,595		39,654
Realized ineffectiveness of interest rate swaps	0	$ (60)	(60)
B. Interest rate swaps that do not meet the criteria for hedge accounitng [Abstract]
Notional amount outstanding	202,393		207,439
Interest Rate Derivative Instruments Not Designated As Hedging Instruments Liability At Fair Value	$ 10,649		$ 12,463
C. Foreign currency agreements:
Number of foreign currency agreements (Euro/US dollar contracts) | Vessels	4		16
Foreign currency agreements value	$ 5,000		$ 20,000
Average forward rate	1.0691		1.0725
Gain (Loss) on derivative instruments from forward contracts	$ (158)	519
Realized loss on non-hedging interest rate swaps	$ 4,343	$ 7,873